RELATED PARTY TRANSACTIONS (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 8. RELATED PARTY TRANSACTIONS

The Company pays the members of its board of directors who are not executive officers for services rendered by issuing shares of Class C common stock to them. The total amount paid was $55,000 and $43,215 for the three months ended June 30, 2019 and 2018, respectively, for which the Company issued 5,414 and 4,300 shares, respectively and $105,000 and $81,405 for the six months ended June 30, 2019 and 2018, respectively, for which the Company issued 10,335 and 8,100 shares, respectively. The Company also accrued $71,667 for directors fees earned in the second quarter of 2019 and paid in the third quarter of 2019.

The Company has entered into an agreement (as amended, the "Advisory Agreement") with the Advisor. On August 9, 2019, the Advisory Agreement was further amended to delete the subordinated participation fee from the agreement. On August 9, 2019, the board of directors of the Company, including all of the independent directors, also approved renewing the Advisory Agreement, which was scheduled to expire on August 11, 2019 to December 31, 2019. This Advisory Agreement entitles the Advisor to specified fees upon the provision of certain services with regard to investments in real estate and the management of those investments, among other services, and the disposition of investments, as well as entitling the Advisor to reimbursement of organizational and offering costs incurred by the Advisor or Sponsor on behalf of the Company, such as expenses related to the Offerings, and certain costs incurred by the Advisor or Sponsor in providing services to the Company. In addition, the Advisor is entitled to certain other fees as detailed in the Advisory Agreement. The Sponsor also serves as the sponsor for REIT I and BRIX REIT, Inc. ("BRIX REIT"). During the three and six months ended June 30, 2019 and 2018, no business transactions occurred between the Company and REIT I, or BRIX REIT, other than as described below or elsewhere herein, and those relating to the Company’s investment in REIT I described in Note 5.

Summarized below are the related party costs incurred by the Company, including those incurred pursuant to the Advisory Agreement, for the three and six months ended June 30, 2019 and 2018:

	Three Months Ended	Six Months Ended			Three Months Ended	Six Months Ended
	June 30, 2019		June 30, 2019		June 30, 2018		December 31, 2018
	Incurred	Incurred	Receivable	Payable	Incurred	Incurred	Receivable	Payable
Expensed:
Asset management fees (1)	$680,019	$1,360,037	$—	$—	$477,915	$879,230	$—	$—
Subordinated participation fees	—	—	—	—	—	—	—	839,050
Operating expense reimbursements (2)	132,000	264,000	—	—	—	—	—	—
Fees to affiliates	812,019	1,624,037			477,915	879,230
Property management fees*	56,122	112,072	—	—	19,212	32,151	—	96,792
Directors and officers insurance and other reimbursements**	70,785	133,675	—	—	36,083	52,716	—	30,164
Expense reimbursements (from) to Sponsor (3)	(148,233)	(236,232)	4,236	2,313	(293,939)	(653,453)	16,838	—
Capitalized:
Acquisition fees	—	—	—	—	496,358	952,358	—	—
Financing coordination fees	—	63,500	—	—	—	209,550	—	—
Reimbursable organizational and offering expenses (4)	—	—	—	27,969	386,053	816,297	—	13,168
			$4,236	$30,282			$16,838	$979,174

*	Property management fees are classified within property operating expenses in the condensed consolidated statements of operations.
**	Directors and officers insurance and other reimbursements are classified within general and administrative expenses in the condensed consolidated statements of operations.

(1)
To the extent the Advisor elects, in its sole discretion, to defer all or any portion of its monthly asset management fee, the Advisor will be deemed to have waived, not deferred, that portion up to 0.025% of the total investment value of the Company’s assets. For the three and six months ended June 30, 2019 and 2018, the Advisor did not waive any of the asset management fees. In addition to amounts presented in this table, the Company also incurred asset management fees to the Advisor of $47,977 and $47,977 related to the TIC Interest during the three months ended June 30, 2019 and 2018, respectively, which amounts are reflected as a reduction of income recognized from investments in unconsolidated entities and $95,953 and $95,953 during the six months ended June 30, 2019 and 2018, respectively (see Note 5).

(2)	Reflects reimbursement for personnel and overhead costs billed by the Advisor in compliance with the 2%/25% Limitation.

(3)
Includes payroll costs related to Company employees that answer questions from prospective stockholders. See "Investor Relations Payroll Expense Reimbursement from Sponsor" below. The Sponsor has agreed to reimburse the Company for these investor relations payroll costs which the Sponsor considers to be offering expenses in accordance with the Advisory Agreement. The expense reimbursements from the Sponsor for the six months ended June 30, 2019 and 2018 also include $(40,915) of refund to the Sponsor and $99,945 of employment related legal fees, respectively, which the Sponsor agreed to reimburse the Company. The receivables related to these costs are reflected in "Due from affiliates" in the condensed consolidated balance sheets.

(4)
As of June 30, 2019, the Sponsor had incurred $8,815,104 of organizational and offering costs on behalf of the Company. However, the Company is only obligated to reimburse the Sponsor for such organizational and offering expenses to the extent of 3% of gross offering proceeds resulting in a total reimbursement amount of $5,120,687 as of June 30, 2019.

Organizational and Offering Expenses

The Company is obligated to reimburse the Sponsor or its affiliates for organizational and offering expenses (as defined in the Advisory Agreement) paid by the Sponsor on behalf of the Company. The Company will reimburse the Sponsor for organizational and offering expenses up to 3% of gross offering proceeds. The Sponsor and affiliates will be responsible for any organizational and offering expenses to the extent they exceed 3% of gross offering proceeds. As of June 30, 2019, the Sponsor has incurred organizational and offering expenses in excess of 3% of the gross offering proceeds received by the Company. To the extent the Company has more gross offering proceeds from future stockholders, the Company will be obligated to reimburse the Sponsor. As the amount of future gross offering proceeds is uncertain, the amount the Company is obligated to reimburse to the Sponsor is uncertain. As of June 30, 2019, the Company has reimbursed the Sponsor $5,092,718 in organizational and offering costs. The Company’s maximum liability for organizational and offering costs through June 30, 2019 was $5,120,687, of which $27,969 was payable as of June 30, 2019 and is included in "Due to affiliates" in the condensed consolidated balance sheet.

Investor Relations Payroll Expense Reimbursement from Sponsor

The Company employs investor relations personnel that answer inquiries from potential investors regarding the Company and/or its Registered Offering. The payroll expense associated with the investor relations personnel is reimbursed by the Sponsor. The Sponsor considers these payroll costs to be offering expenses. The payroll expense reimbursements from the Sponsor for the three months ended June 30, 2019 and 2018 were $143,997 and $242,416, respectively, and for the six months ended June 30, 2019 and 2018 were $272,911 and $553,508, respectively. The reduction in reimbursements during the 2019 period reflects a reduction in the number of investor relations personnel and related costs.

Acquisition Fees

The Company pays the Advisor a fee in an amount equal to 3% of the contract purchase price of the Company’s properties plus additions to real estate investments, as defined, as acquisition fees. The total of all acquisition fees and acquisition expenses shall be reasonable and shall not exceed 6% of the contract price of the property. However, a majority of the directors (including a majority of the independent directors) not otherwise interested in the transaction may approve fees in excess of these limits if they determine the transaction to be commercially competitive, fair and reasonable to the Company.

Asset Management Fees

The Company pays the Advisor, as compensation for the advisory services rendered to the Company, a monthly fee in an amount equal to 0.1% of the total investment value, as defined (the "Asset Management Fee"), as of the end of the preceding month plus the book value of any properties or property improvements acquired during the month pro-rated based on the number of days owned. The Asset Management Fee is payable monthly on the last business day of such month. The Asset Management Fee, which must be reasonable in the determination of the Company’s independent directors at least annually, may or may not be taken, in whole or in part as to any year, in the sole discretion of the Advisor. All or any portion of the Asset Management Fee not paid as to any fiscal year is deferred without interest and may be paid in such other fiscal year as the Advisor shall determine. Additionally, to the extent the Advisor elects, in its sole discretion, to defer all or any portion of its monthly Asset Management Fee, the Advisor will be deemed to have waived, not deferred, that portion of its monthly Asset Management Fee that is up to 0.025% of the total investment value of the Company’s assets. The total amount of Asset Management Fees incurred in the three months ended June 30, 2019 and 2018 was $680,018 and $477,915 respectively, none of which was waived. The total amount of Asset Management Fees incurred in the six months ended June 30, 2019 and 2018 was $1,360,037 and $879,230 respectively, of which none was waived. There were no Asset Management Fees payable at June 30, 2019 and December 31, 2018.

Financing Coordination Fees

Other than with respect to any mortgage or other financing related to a property concurrent with its acquisition, if the Advisor or an affiliate provides a substantial amount of the services (as determined by a majority of the Company’s independent directors) in connection with the post-acquisition financing or refinancing of any debt that the Company obtains relative to a property, then the Company pays to the Advisor or such affiliate a financing coordination fee equal to 1% of the amount of such financing. The Company did not pay any financing coordination fees during the three months ended June 30, 2019 and 2018 as there were no loans obtained during both quarters, and paid $63,500 and $209,550 of financing coordination fees during the six months ended June 30, 2019 and 2018 related to one and three loans, respectively.

Property Management Fees

If the Advisor or any of its affiliates provides a substantial amount of the property management services (as determined by a majority of the Company’s independent directors) for the Company’s properties, then the Company pays the Advisor or such affiliate a property management fee equal to 1.5% of gross revenues from the properties managed. The Company also reimburses the Advisor and any of its affiliates for property-level expenses that such tenant pays or incurs to the Company, including salaries, bonuses and benefits of persons employed by the Advisor, except for the salaries, bonuses and benefits of persons who also serve as one of the Company’s executive officers or as an executive officer of such person. The Advisor or its affiliate may subcontract the performance of its property management duties to third parties and pay all or a portion of its property management fee to the third parties with whom it contracts for these services.

Disposition Fees

For substantial assistance in connection with the sale of properties, the Company pays the Advisor or one of its affiliates 3% of the contract sales price, as defined, of each property sold; provided, however, that if, in connection with such disposition, commissions are paid to third parties unaffiliated with the Advisor or its affiliates, the disposition fees paid to the Advisor, the Sponsor, their affiliates and unaffiliated third parties may not exceed the lesser of the competitive real estate commission or 6% of the contract sales price. There were no disposition fees incurred during the three and six months ended June 30, 2019 and 2018.

Subordinated Participation Fees

For 2017 and 2018, the Company owed the Advisor or an affiliate a subordinated participation fee calculated as of December 31 of each year which was paid in the immediately following January. On August 9, 2019, the Advisory Agreement was amended to delete the subordinated participation fee from the agreement.

The subordinated participation fee was only due if the Preferred Return, as defined, was achieved and was equal to the sum of (using terms as defined in the Advisory Agreement):

(i)
30% of the product of (a) the difference of (x) the Preliminary NAV per share minus (y) the Highest Prior NAV per share, multiplied by (b) the number of shares outstanding as of December 31 of the relevant annual period, but only if this results in a positive number, plus

(ii)
30% of the product of: (a) the amount by which aggregate distributions to stockholders during the annual period, excluding return of capital distributions, divided by the weighted average number of shares outstanding for the annual period, exceed the Preferred Return, multiplied by (b) the weighted average number of shares outstanding for the annual period calculated on a monthly basis.

The Company calculated subordinated participation fees of $839,050 and $315,802 which were accrued as of December 31, 2018 and 2017, respectively, and paid in cash during the first quarter of 2019 and 2018, respectively.

Leasing Commission Fees

If a property or properties of the Company becomes unleased and the Advisor or any of its affiliates provides a substantial amount of the services (as determined by a majority of the Company’s independent directors) in connection with the Company’s leasing of a property or properties to unaffiliated third parties, then the Company pays the Advisor or such affiliate leasing commissions equal to 6% of the rents due pursuant to such lease for the first ten years of the lease term; provided, however (i) if the term of the lease is less than ten years, such commission percentage will apply to the full term of the lease and (ii) any rents due under a renewal of a lease of an existing tenant upon expiration of the initial lease agreement (including any extensions provided for thereunder) shall accrue a commission of 3% in lieu of the aforementioned 6% commission. There were no leasing commission fees incurred during the three and six months ended June 30, 2019 and 2018.

Operating Expenses

Under the Company's charter, total operating expenses of the Company are limited to the greater of 2% of average invested assets or 25% of net income for the four most recently completed fiscal quarters (the "2%/25% Limitation"). If the Company exceeds the 2%/25% Limitation, the Advisor must reimburse the Company the amount by which the aggregate total operating expenses exceeds the limitation, or the Company must obtain a waiver from the Company's conflicts committee. For purposes of determining the 2%/25% Limitation amount, "average invested assets" means the average monthly book value of the Company’s assets invested directly or indirectly in equity interests and loans secured by real estate during the 12-month period before deducting depreciation, reserves for bad debts or other non-cash reserves. "Total operating expenses" means all expenses paid or incurred by the Company, as determined by GAAP, that are in any way related to the Company’s operation including asset management fees, but excluding (a) the expenses of raising capital such as organization and offering expenses, legal, audit, accounting, underwriting, brokerage, listing, registration and other fees, printing and other such expenses and taxes incurred in connection with the issuance, distribution, transfer, listing and registration of shares of the Company’s common stock; (b) interest payments; (c) taxes; (d) non-cash expenditures such as depreciation, amortization and bad debt reserves; (e) reasonable incentive fees based upon increases in NAV per share; (f) acquisition fees and acquisition expenses (including expenses, relating to potential investments that the Company does not close); and (h) disposition fees on the sale of real property and other expenses connected with the acquisition, disposition and ownership of real estate interests or other property (other than disposition fees on the sale of assets other than real property), including the costs of insurance premiums, legal services, maintenance, repair and improvement of real property.

The Company is in compliance with the 2%/25% Limitation for operating expenses for the four fiscal quarters ended June 30, 2019.

NOTE 8. RELATED PARTY TRANSACTIONS

The Company pays the members of its board of directors who are not executive officers for services rendered by issuing shares of Class C common stock to them. The total amount paid was $167,835 and $163,000 for the years ended December 31, 2018 and 2017, respectively.

The Company has entered into an agreement (as amended the “Advisory Agreement”) with the Advisor. This agreement entitles the Advisor to specified fees upon the provision of certain services with regard to investments in real estate and the management of those investments, among other services, and the disposition of investments, as well as entitling the Advisor to reimbursement of organizational and offering costs incurred by the Advisor or Sponsor on behalf of the Company, such as expenses related to the Offerings, and certain costs incurred by the Advisor or Sponsor in providing services to the Company. In addition, the Advisor is entitled to certain other fees, including an incentive fee upon achieving certain performance goals, as detailed in the Advisory Agreement. The Sponsor also serves as the sponsor for REIT I and BRIX REIT, Inc. (“BRIX REIT”). During the years ended December 31, 2018 and 2017, no other business transactions occurred between the Company and REIT I or BRIX REIT, other than described below or elsewhere herein, and those relating to the Company’s investment in REIT I.

Summarized below are the related party costs incurred by the Company, including those incurred pursuant to the Advisory Agreement, for the years ended December 31, 2018 and 2017, respectively:

	Year Ended December 31, 2018	December 31, 2018		Year Ended December 31, 2017		December 31, 2017
	Incurred	Receivable	Payable	Incurred		Receivable	Payable
Expensed:
Asset management fees (1)	$2,004,760	$—	$—	$872,281		$—	$567,661
Subordinated participation fees	839,050	—	839,050	315,802		—	315,802
Fees to affiliates	2,843,810	—	—	1,188,083		—	—
Property management fees*	174,529	—	96,792	20,251		—	7,969
Directors and officers insurance and other reimbursements **	128,512	—	30,164	—		—	—
Expense reimbursements (from) to Sponsor (2)	(1,136,469)	16,838	—	(2,324,598)		34,194	—
Waiver of asset management fees (1)	—	—	—	(143,540)		—	—
Capitalized:
Acquisition fees	2,752,339	—	—	3,661,684	(5)	—	—
Financing coordination fees	262,050	—	—	326,600		—	—
Reimbursable organizational and offering expenses (3)	1,503,062	—	13,168	1,986,147		—	15,945
Other:
Due to REIT I	—	—	—	48,418	(4)	—	—
Payable to TIC	—	—	—	363,168	(6)	—	—
		$16,838	$979,174			$34,194	$907,377

*	Property management fees are classified within property operating expenses on the consolidated statements of operations.
**	Directors and officers insurance and other reimbursements are classified within general and administrative expenses on the consolidated statements of operations.

(1)
To the extent the Advisor elects, in its sole discretion, to defer all or any portion of its monthly asset management fee, the Advisor will be deemed to have waived, not deferred, that portion up to 0.025% of the total investment value of the Company’s assets. For the years ended December 31, 2018 and 2017, the Advisor waived $0 and $143,540, respectively, of asset management fees, which are not subject to future recoupment by the Advisor.

(2)
Includes payroll costs related to Company employees that answer questions from prospective stockholders. See “Investor Relations Payroll Expense Reimbursement from Sponsor” below. The Sponsor has agreed to reimburse the Company for these investor relations payroll costs which the Sponsor considers to be offering expenses in accordance with the Advisory Agreement. The expense reimbursements from the Sponsor for the year ended December 31, 2018 also include $261,370 of employment related legal fees which the Sponsor also agreed to reimburse the Company. The receivables related to these costs are reflected in “Due from affiliates” in the consolidated balance sheets.

(3)
As of December 31, 2018, the Sponsor had incurred $8,442,205 of organizational and offering costs on behalf of the Company. However, the Company is only obligated to reimburse the Sponsor for such organizational and offering expenses to the extent of 3% of gross offering proceeds.

(4)
This amount was the result of a bank error. The Company incurred $48,418 of interest on its unsecured credit facility for the year ended December 31, 2017. The monthly interest payment that was due on the unsecured credit facility was withdrawn from REIT I’s bank account rather than from the Company’s bank account. This amount was repaid in 2017.

(5)	Includes $626,073 relating to the Santa Clara property. See Related Party Transactions with Unconsolidated Entities below.

(6)
After closing the acquisition of the Santa Clara property, the Company received $363,168 from the title company. These proceeds represent cash received by the title company in excess of the amounts needed to acquire the property. At December 31, 2017, these proceeds were paid in full to the TIC which owns the property.

Organizational and Offering Costs

The Company is obligated to reimburse the Sponsor or its affiliates for organizational and offering expenses (as defined in the Advisory Agreement) paid by the Sponsor on behalf of the Company. The Company will reimburse the Sponsor for organizational and offering expenses up to 3.0% of gross offering proceeds. The Sponsor and affiliates will be responsible for any organizational and offering expenses to the extent they exceed 3.0% of gross offering proceeds. As of December 31, 2018, the Sponsor has incurred organizational and offering expenses in excess of 3.0% of the gross offering proceeds received by the Company. To the extent the Company has more gross offering proceeds from future stockholders, the Company will be obligated to reimburse the Sponsor. As the amount of future gross offering proceeds is uncertain, the amount the Company is obligated to reimburse to the Sponsor is uncertain. As of December 31, 2018, the Company has reimbursed the Sponsor $4,215,004 in organizational and offering costs. The Company’s maximum liability for organizational and offering costs through December 31, 2018 was $4,228,172, of which $13,168 was payable as of December 31, 2018 and is included in “Due to affiliates” in the consolidated balance sheet.

Investor Relations Payroll Expense Reimbursements from Sponsor

The Company employs investor personnel that answer inquiries from potential investors regarding the Company and/or its Registered Offering. The payroll expense associated with the investor relations personnel is reimbursed by the Sponsor. The Sponsor considers these payroll costs to be offering expenses. The payroll expense reimbursements from the Sponsor for the year ended December 31, 2018 and 2017 were $875,100 and $2,324,598, respectively. The significant reduction in reimbursements during the 2018 periods corresponds primarily to a reduction in the number of investor relations personnel and related costs.

Acquisition Fees

The Company pays the Advisor a fee in an amount equal to 3.0% of the contract purchase price of the Company’s properties plus additions to real estate investments, as defined, as acquisition fees. The total of all acquisition fees and acquisition expenses shall be reasonable and shall not exceed 6.0% of the contract price of the property. However, a majority of the directors (including a majority of the independent directors) not otherwise interested in the transaction may approve fees in excess of these limits if they determine the transaction to be commercially competitive, fair and reasonable to the Company.

Asset Management Fees

The Company pays the Advisor, as compensation for the advisory services rendered to the Company, a monthly fee in an amount equal to 0.1% of the total investment value, as defined (the “Asset Management Fee”), as of the end of the preceding month plus the book value of any properties acquired during the month pro-rated based on the number of days owned. The Asset Management Fee is payable monthly on the last business day of such month. On August 2, 2018, the conflicts committee, which is comprised of all of the independent directors of the Company, approved, and on August 3, 2018 the board of directors approved, renewing the Advisory Agreement for an additional year, to August 11, 2019. At the same time, the board of directors also approved amendments to the Advisory Agreement which provide for (i) paying the Asset Management Fee for assets acquired during a month based on the pro-rated number of days following acquisition and (ii) paying the Asset Management Fee on the last business day of the month. The Asset Management Fee, which must be reasonable in the determination of the Company’s independent directors at least annually, may or may not be taken, in whole or in part as to any year, in the sole discretion of the Advisor. All or any portion of the Asset Management Fee not paid as to any fiscal year is deferred without interest and may be paid in such other fiscal year as the Advisor shall determine.

Additionally, to the extent the Advisor elects, in its sole discretion, to defer all or any portion of its monthly Asset Management Fee, the Advisor will be deemed to have waived, not deferred, that portion of its monthly Asset Management Fee that is up to 0.025% of the total investment value of the Company’s assets. The total amount of Asset Management Fees incurred in the years ended December 31, 2018 and 2017 was $2,004,760 and $872,281, respectively, of which $0 and $143,540, respectively, was waived. Asset Management Fees payable at December 31, 2018 and 2017 were $0 and $567,661, respectively.

Financing Coordination Fee

Other than with respect to any mortgage or other financing related to a property concurrent with its acquisition, if the Advisor or an affiliate provides a substantial amount of the services (as determined by a majority of the Company’s independent directors) in connection with the post-acquisition financing or refinancing of any debt that the Company obtains relative to a property, then the Company pays to the Advisor or such affiliate a financing coordination fee equal to 1.0% of the amount of such financing. The Company paid and capitalized an aggregate of $262,050 related to three loans during the year ended December 31, 2018 and an aggregate of $326,600 related to seven loans during the year ended December 31, 2017.

Property Management Fees

If the Advisor or any of its affiliates provides a substantial amount of the property management services (as determined by a majority of the Company’s independent directors) for the Company’s properties, then the Company pays the Advisor or such affiliate a property management fee equal to 1.5% of gross revenues from the properties managed. The Company also reimburses the Advisor and any of its affiliates for property-level expenses that such tenant pays or incurs to the Company, including salaries, bonuses and benefits of persons employed by the Advisor, except for the salaries, bonuses and benefits of persons who also serve as one of the Company’s executive officers or as an executive officer of such person. The Advisor or its affiliate may subcontract the performance of its property management duties to third parties and pay all or a portion of its property management fee to the third parties with whom it contracts for these services. The Company provided property management services for 10 and five properties in its portfolio during the years ended December 31, 2018 and 2017, respectively.

Disposition Fees

For substantial assistance in connection with the sale of properties, the Company pays the Advisor or one of its affiliates 3.0% of the contract sales price, as defined, of each property sold; provided, however, that if, in connection with such disposition, commissions are paid to third parties unaffiliated with the Advisor or its affiliates, the disposition fees paid to the Advisor, the Sponsor, their affiliates and unaffiliated third parties may not exceed the lesser of the competitive real estate commission or 6% of the contract sales price. There were no disposition fees incurred during the years ended December 31, 2018 and 2017.

Subordinated Participation Fees

The Company pays the Advisor or an affiliate a subordinated participation fee calculated as of December 31 of each year and paid (if at all) in the immediately following January. The subordinated participation fee is only due if the Preferred Return, as defined, is achieved and is equal to the sum of (using terms as defined in the Advisory Agreement):

(i)
30% of the product of (a) the difference of (x) the Preliminary NAV per share minus (y) the Highest Prior NAV per share, multiplied by (b) the number of shares outstanding as of December 31 of the relevant annual period, but only if this results in a positive number, plus

(ii)
30% of the product of: (a) the amount by which aggregate distributions to stockholders during the annual period, excluding return of capital distributions, divided by the weighted average number of shares outstanding for the annual period, exceed the Preferred Return, multiplied by (b) the weighted average number of shares outstanding for the annual period calculated on a monthly basis.

The Company calculated a subordinated participation fee of $839,050 and $315,802 which was accrued as of December 31, 2018 and 2017, respectively, and paid in cash during the first quarters of 2019 and 2018, respectively.

Leasing Commission Fees

If a property or properties of the Company becomes unleased and the Advisor or any of its affiliates provides a substantial amount of the services (as determined by a majority of the Company’s independent directors) in connection with the Company’s leasing of a property or properties to unaffiliated third parties, then the Company pays the Advisor or such affiliate leasing commissions equal to 6.0% of the rents due pursuant to such lease for the first ten years of the lease term; provided, however (i) if the term of the lease is less than ten years, such commission percentage will apply to the full term of the lease and (ii) any rents due under a renewal of a lease of an existing tenant upon expiration of the initial lease agreement (including any extensions provided for thereunder) shall accrue a commission of 3.0% in lieu of the aforementioned 6.0% commission. There were no leasing commission fees incurred during the years ended December 31, 2018 and 2017.

Other Operating Expense Reimbursement

Under the Company's charter, total operating expenses of the Company are limited to the greater of 2% of average invested assets or 25% of net income for the four most recently completed fiscal quarters (the "2%/25% Limitation"). If the Company exceeds the 2%/25% Limitation, the Advisor must reimburse the Company the amount by which the aggregate total operating expenses exceeds the limitation, or the Company must obtain a waiver from the Company's conflicts committee. For purposes of determining the 2%/25% Limitation amount, “average invested assets” means the average monthly book value of the Company’s assets invested directly or indirectly in equity interests and loans secured by real estate during the 12-month period before deducting depreciation, reserves for bad debts or other non-cash reserves. “Total operating expenses” means all expenses paid or incurred by the Company, as determined by GAAP, that are in any way related to the Company’s operation including asset management fees, but excluding (a) the expenses of raising capital such as organization and offering expenses, legal, audit, accounting, underwriting, brokerage, listing, registration and other fees, printing and other such expenses and taxes incurred in connection with the issuance, distribution, transfer, listing and registration of shares of the Company’s common stock; (b) interest payments; (c) taxes; (d) non-cash expenditures such as depreciation, amortization and bad debt reserves; (e) reasonable incentive fees based upon increases in NAV per share; (f) acquisition fees and acquisition expenses (including expenses, relating to potential investments that the Company does not close); and (h) disposition fees on the sale of real property and other expenses connected with the acquisition, disposition and ownership of real estate interests or other property (other than disposition fees on the sale of assets other than real property), including the costs of insurance premiums, legal services, maintenance, repair and improvement of real property.

The Company is in compliance with the 2/25% Limitation for operating expenses for the four fiscal quarters ended December 31, 2018. Operating expense reimbursements for the four fiscal quarters ended December 31, 2017 exceeded the 2%/25% Limitation. The conflicts committee approved the operating expenses above the 2%/25% Limitation, as they determined that the relationship of the Company’s operating expenses to average invested assets were justified for the year ended December 31, 2017 given the costs of operating a public company and the early stage of operations.

Related Party Transactions with Unconsolidated Entities

The Company’s portion of Advisor fees paid relating to the Santa Clara property for the years ended December 31, 2018 and 2017 were as follows:

	2018	2017
Acquisition fees	$—	$626,073
Asset management fees	191,907	49,035
Total	$191,907	$675,108

The acquisition fees were paid pursuant to the Advisory Agreement and were capitalized as a component of the Company’s investment in the TIC.

The Company’s portion of Advisor fees paid relating to REIT I for the years ended December 31, 2018 and 2017 were as follows:

	2018	2017
Expensed:
Asset management fees	$38,903	$33,376
Other	32,274	20,972
Capitalized:
Acquisition fees	—	29,536
Financing coordination fees	—	4,407
Total	$71,177	$88,291